Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2022	2021
	$	$

Revenues receivable from royalty, stream and other interests	2,008	1,378
Interest income receivable	8,834	4,655
Amounts receivable from associates (i)	388	743
Sales taxes and exploration tax credits (ii)	121	7,358
Other receivables	349	557
	11,700	14,691

(i) Amounts receivable from associates are mainly related to professional services and office rent.

(ii) On December 31, 2021, exploration tax credits amounting to $6.4 million were related to Osisko Development's activities. On September 30, 2022, the Company deconsolidated Osisko Development (Note 31).